Summary of Material Accounting Policies	12 Months Ended
Jun. 30, 2026
Summary of Material Accounting Policies [Abstract]
Summary of Material Accounting Policies

Note 1. Summary of Material Accounting Policies

Corporate Information

The consolidated financial report of Immuron Limited (“the Company”) for the year ended June 30, 2026, 2025 and 2024 was authorized for issue in accordance with a resolution of the Directors on September 24, 2026.

Immuron Limited is a listed public company limited by shares incorporated and domiciled in Australia whose shares are publicly traded on the Australian Securities Exchange (“ASX”) and The NASDAQ Capital Market (“NASDAQ”).

The group’s principal activity is oral immunotherapy research and development and product sales focused on bovine-colostrum enriched with antibodies of choice for the treatment and prevention of a range of infectious diseases. Product sales comprise Travelan which is indicated to reduce the risk of contracting travelers’ diarrhea and ProIBS an innovative product that treats the symptoms of medically diagnosed IBS.

(a)	Basis of preparation

These general purpose financial statements have been prepared in accordance with Australian Accounting Standards and Interpretations issued by the Australian Accounting Standards Board and the Corporations Act 2001. Immuron Limited is a for-profit entity for the purpose of preparing the financial statements.

(i)	Compliance with IFRS

The consolidated financial statements of the Immuron Limited group also comply with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

(ii)	Historical cost convention

The financial statements have been prepared on a historical cost basis.

(iii)	Going concern

The group is in a position to meet future commitments in the current business cycle and pay its debts as and when they fall due. Immuron has cash on hand, a Research & Development Tax Incentive Receivable and a cash generating hyperimmune product business. Immuron’s directors are confident that the Company can raise capital if necessary to meet future commitments in the current business cycle. In July 2025, Immuron raised gross proceeds of USD$1,822,322 (A$2,809,177) through an At The Market Facility. On 6 October 2025, Immuron announced it had filed an ATM supplementary prospectus with the United States Securities and Exchange Commission. Immuron strategically extended the ATM funding facility with H.C. Wainwright & Co., LLC to an additional aggregate offering price of approximately US$2,847,954 (A$4,339,521) providing the Company with a cost effective and efficient mechanism to raise additional equity capital, if and when required in response to operational requirements and market opportunities. Immuron subsequently utilised the extended ATM in full in the current half-year period taking advantage of higher than typical trading volumes on NASDAQ and prices in excess of the ASX equivalent at the time. The Company’s ability to progress its research and development programs has strengthened for at least the next 12 months from September 24, 2026. The annual report has been prepared on a going concern basis. Accordingly, the annual report does not include adjustments relating to the recoverability and classification of recorded asset amounts, or the amounts and classification of liabilities that might be necessary should the group not continue as a going concern.

This note provides a list of the material accounting policies adopted in the preparation of these consolidated financial statements to the extent they have not already been disclosed in the other notes above. These policies have been consistently applied to all the years presented, unless otherwise stated. The financial statements are for the group consisting of Immuron Limited and its subsidiaries.

(iv)	New and amended standards adopted by the group

There are no new accounting standards or interpretations that would be expected to have a material impact on the group in the current or future reporting years and on foreseeable future transactions.

(v)	New standards, amendments and interpretations effective after 1 July 2025 and have not been early adopted

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the group’s financial statements are disclosed below. The group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

●	AASB 18 Presentation and Disclosure in Financial Statements

In June 2024, the AASB issued AASB 18, which replaces AASB 101 Presentation of Financial Statements. AASB 18 introduces new requirements for presentation within the statement of comprehensive income, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of comprehensive income into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new. It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes. In addition, narrow-scope amendments have been made to AASB 107 Statement of Cash Flows, which include changing the starting point from determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flow from dividends and interest. In addition, there are consequential amendments to several other standards. AASB 18, and the amendments to the other standards, is effective for reporting periods beginning on or after 1 January 2027.

Summary of material accounting policies

The following is a summary of the material accounting policies adopted by the Company in the preparation of the financial report. The accounting policies have been consistently applied, unless otherwise stated.

(b)	Principles of consolidation and equity accounting

(i)	Subsidiaries

Subsidiaries are all entities (including structured entities) over which the group has control. The group controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the group.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group.

(ii)	Associates

Associates are all entities over which the group has significant influence but not control or joint control. Investments in associates are accounted for using the equity method of accounting (see (iii) below), after initially being recognized at cost. On initial recognition, where an associate meets the definition of a business, AASB 3 Business Combinations applied by analogy.

(iii)	Equity method

Under the equity method, the share of the profits or losses of the associate is recognized in profit or loss and the share of the movements in equity is recognized in other comprehensive income. Investments in associates are carried in the statement of financial position at cost plus post-acquisition changes in the group’s share of net assets of the associate.

Goodwill relating to the associate is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment. Dividends received or receivable from associates reduce the carrying amount of the investment.

When the group’s share of losses in an associate equal or exceeds its interest in the associate, including any unsecured long-term receivables, the group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the associate. The group reports impairment losses of associates within the share of loss from associates.

(iv)	Changes in ownership interests

The group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in a separate reserve within equity attributable to owners of Immuron Limited.

When the group ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

If the ownership interest in an associate is reduced but joint control or significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income are reclassified to profit or loss where appropriate.

(c)	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. This has been identified as the executive management team consisting of the CEO, CSO and CCO.

(n)	Employee benefits

(i)	Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits, annual leave and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the balance sheet.

(ii)	Other long-term employee benefit obligations

In some countries, the group also has liabilities for long service leave and annual leave that are not expected to be settled wholly within 12 months after the end of the period in which the employees render the related service. These obligations are therefore measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period using the projected unit credit method.

Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service. Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognized in profit or loss.

The obligations are presented as current liabilities in the balance sheet if the entity does not have an unconditional right to defer settlement for at least twelve months after the reporting period, regardless of when the actual settlement is expected to occur.

(iii)	Share-based payments

Share-based compensation benefits are provided to employees via the Omnibus Incentive Plan (OIP). In some cases, grant date might occur after the employees to whom the equity instruments were granted have begun rendering services. For example, if a grant of equity instruments is subject to shareholder approval, grant date might occur some months after the employees have begun rendering services in respect of that grant. The group is required to recognise the services when received. In this situation, the group estimates the grant date fair value of the equity instruments (for example by estimating the fair value of the equity instruments at the end of the reporting period), for the purposes of recognising the services received during the period between service commencement date and grant date. Once the date of grant has been established, the group revises the earlier estimate so that the amounts recognised for services received in respect of the grant are ultimately based on the grant date fair value of the equity instruments.

Employee options

The fair value of options granted under the OIP is recognized as a share-based payment expense with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the options granted:

-	including any market performance conditions (e.g. the company’s share price);

-	excluding the impact of any service and non-market performance vesting conditions (e.g. profitability, sales growth targets and remaining an employee of the Company over a specified time period); and

-	including the impact of any non-vesting conditions (e.g. the requirement for employees to save or holdings shares for a specific period of time).

The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of options that are expected to vest based on the non-market vesting and service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

Short term incentives (STIs)

These are based on achievement of non-market key performance indicators (KPIs) in a given fiscal year. They can be settled in cash or equity at the sole discretion of the Board of Directors. Where expected that they will be settled in cash, a corresponding liability is recognised.

Long-term incentives (LTIs)

Performance rights have been granted to employees which vest upon achievement of non-market KPIs. These performance rights are expected to vest between one and five years from the date of grant. Each non-market KPI is allocated a percentage weighting, the aggregate of which is 100%. Upon achievement of each KPI, the requisite number of performance rights vest allowing the employee to exercise the performance right (being converted to shares) at any time up to the date of expiry. The expiry date is four years after the vesting date.

(o)	Contributed equity

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

(p)	Loss per share

(i)	Basic loss per share

Basic loss per share is calculated by dividing:

●	the loss attributable to owners of the company, excluding any costs of servicing equity other than ordinary shares

●	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year.

(ii)	Diluted loss per share

Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account:

●	the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and

●	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

(q)	Rounding of amounts

The company is of a kind referred to in ASIC Legislative Instrument 2026/183, relating to the ‘rounding off’ of amounts in the financial statements. Amounts in the financial statements have been rounded off in accordance with the instrument to the nearest dollar.

(r)	Goods and services tax (GST)

Revenues, expenses and assets are recognized net of the amount of associated GST, unless the GST incurred is not recoverable from the taxation authority. In this case it is recognized as part of the cost of acquisition of the asset or as part of the expense.

Receivables and payables are stated inclusive of the amount of GST receivable or payable. The net amount of GST recoverable from, or payable to, the taxation authority is included with other receivables or payables in the consolidated balance sheet.

Cash flows are presented on a gross basis. The GST components of cash flows arising from investing or financing activities which are recoverable from, or payable to the taxation authority, are presented as operating cash flows.

(s)	Parent entity financial information

The financial information for the parent entity, Immuron Limited, disclosed in Note 21 has been prepared on the same basis as the consolidated financial statements, except that accounted for at cost in the financial statements of Immuron Limited.

(t)	Fair value measurement

(i)	Fair value hierarchy

This section explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the group has classified its financial instruments into the three levels prescribed under the accounting standards.

There were no transfers between different levels for recurring fair value measurements during the period.

The group’s policy is to recognize transfers into and out of fair value hierarchy levels as at the end of the reporting period.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over-the-counter derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.

(ii)	Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include:

●	the use of commercial market prices

●	the expected number of shares to be received

●	for share options - option pricing models (e.g. Black-Scholes model)

(u)	Research and development

Research costs are expensed in the period in which they are incurred. Development costs are capitalised when it is probable that the project will be a success considering its commercial and technical feasibility; the group is able to use or sell the asset; the Company has sufficient resources and intent to complete the development; and its costs can be measured reliably.